Commitments and Contingencies (Tables)	12 Months Ended
Feb. 29, 2016
Commitments and Contingencies Disclosure [Abstract]
Lease Commitments	The Company is committed to future minimum annual lease payments related to real estate operating leases as follows:

For the fiscal years ending:
2017	$37
2018	28
2019	23
2020	13
2021	8
Thereafter	7
$116